Market related exposure, Undiscounted Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Financial Debts	€ 679.4	€ 402.4
Accounts payable, trade	1,433.9	1,259.4
Derivative financial instruments	34.2	11.5
Redeemable financial liability	140.8	201.0
Due to TechnipFMC - Trade payables	63.2	73.5
Due to TechnipFMC - Loans	3.9	3.7
TOTAL FINANCIAL LIABILITIES	2,355.4	1,951.5
2021 / 2022 [Member]
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Financial Debts	85.3	402.4
Accounts payable, trade	1,433.9	1,259.4
Derivative financial instruments	33.1	8.2
Redeemable financial liability	108.4	115.7
Due to TechnipFMC - Trade payables	63.2	73.5
Due to TechnipFMC - Loans	3.9	3.7
TOTAL FINANCIAL LIABILITIES	1,727.8	1,862.9
2022 / 2023 [Member]
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Financial Debts	0.1	0.0
Accounts payable, trade	0.0	0.0
Derivative financial instruments	1.1	3.0
Redeemable financial liability	21.0	43.8
Due to TechnipFMC - Trade payables	0.0	0.0
Due to TechnipFMC - Loans	0.0	0.0
TOTAL FINANCIAL LIABILITIES	22.2	46.8
2023 / 2024 [Member]
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Financial Debts	0.0	0.0
Accounts payable, trade	0.0	0.0
Derivative financial instruments	0.0	0.3
Redeemable financial liability	11.4	25.0
Due to TechnipFMC - Trade payables	0.0	0.0
Due to TechnipFMC - Loans	0.0
TOTAL FINANCIAL LIABILITIES	11.4	25.3
2024 / 2025 [Member]
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Financial Debts	0.0	0.0
Accounts payable, trade	0.0	0.0
Derivative financial instruments	0.0
Redeemable financial liability	0.0	16.5
Due to TechnipFMC - Trade payables	0.0	0.0
Due to TechnipFMC - Loans	0.0	0.0
TOTAL FINANCIAL LIABILITIES	0.0	16.5
2025 / 2026 [Member]
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Financial Debts	0.0	0.0
Accounts payable, trade	0.0	0.0
Derivative financial instruments	0.0	0.0
Redeemable financial liability	0.0	0.0
Due to TechnipFMC - Trade payables	0.0	0.0
Due to TechnipFMC - Loans	0.0	0.0
TOTAL FINANCIAL LIABILITIES	0.0	0.0
2026 / 2027 and beyond [Member]
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Financial Debts	594.0	0.0
Accounts payable, trade	0.0	0.0
Derivative financial instruments	0.0	0.0
Redeemable financial liability	0.0	0.0
Due to TechnipFMC - Trade payables	0.0	0.0
Due to TechnipFMC - Loans	0.0	0.0
TOTAL FINANCIAL LIABILITIES	€ 594.0	€ 0.0